Financial Assets Held-for-Trading (Details) - Schedule of financial assets held-for-trading - Financial Assets Held-for-Trading - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	$ 3,876,695	$ 4,666,156
Central Bank bonds | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	1,145	3,186
Central Bank promissory notes | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	3,295,955	4,006,490
Other Instruments | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	175,022	149,616
Other Instruments | Other instruments issued in Chile
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	3,062	1,003
Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading		164
Bonds From Other Domestic Companies | Other instruments issued in Chile
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading		5,396
Bonds From Domestic Banks | Other instruments issued in Chile
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	51,484	5,494
Deposits in domestic banks | Other instruments issued in Chile
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	214,336	93,905
Funds managed by related companies | Mutual fund investments
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	135,691	400,902
Funds managed by third-party | Mutual fund investments
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading